Organization and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Organization And Summary Of Significant Accounting Policies Tables Abstract
Plant and equipment expected useful lives
Motor Vehicles	20%
Office equipment	33%
Tools and equipment	33%
Computer and software	33%
Leasehold improvements	Term of lease
Furniture and Fixture	33%

Motor Vehicles	20%
Office equipment	33%
Tools and equipment	33%
Computer and software	33%
Leasehold improvements	Term of lease
Furniture and Fixture	33%